Earnings/(loss) per share	12 Months Ended
Dec. 31, 2023
Earnings/(loss) per share
Earnings/(loss) per share

6.   Earnings/(loss) per share

Basic earnings/(loss) per share amounts are calculated by dividing profit/(loss) for the period net of tax attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings/(loss) per share amounts are calculated by dividing the net profit/(loss) for the period net of tax attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following reflects the earnings/(loss) and number of shares used in basic and diluted loss per share computations for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Profit/(loss) for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	46,115	7,303	(117,455)

Weighted average number of ordinary shares for basic earnings per share	197,396,864	197,971,371	183,521,938
Weighted average number of ordinary shares for diluted earnings per share	200,312,250	197,971,371	183,521,938

Earnings per share:
Earnings/(loss) attributable to ordinary equity holders of the parent, US$ - basic	0.23	0.04	(0.64)
Earnings/(loss) attributable to ordinary equity holders of the parent, US$ - diluted	0.23	0.04	(0.64)

The Company applies guidance on retrospective adjustments in IAS 33 to reflect the impact of the Transaction on the earnings per share calculation. The number of shares prior to the Transaction was determined as the number of shares of Nexters Global Ltd multiplied by the ratio of the GDEV Inc. shares issued to the Nexters Global Ltd shareholders upon the Transaction to the Nexters Global Ltd shares prior to the Transaction.

The Company does not consider the effect of the warrants sold in the Initial Public Offering and private placement in the calculation of diluted loss per share, since they do not have a dilutive effect as at the reporting date as they are out of the money. Deferred exchange shares are also not considered by the Company in calculation of the basic and diluted earnings per share, as the instrument is neither vested at the reporting date nor would have been vested if the reporting date was the end of the contingent period, due to the fact that the vesting conditions in relation to the entire number of 20,000,000 deferred exchange shares were not met at the reporting date.

The reconciliations of the weighted-average numbers of ordinary shares for basic and diluted earnings per share for each of the years ended December 31, 2021, 2022 and 2023 are presented below:

	2023	2022	2021
Weighted-average number of ordinary shares (basic) at 31 December	197,396,864	197,971,371	183,521,938
Effect of issue of ordinary shares related to Cubic Games Ltd put option	878,969	—	—
Effect of share options to be issued	2,036,417	—	—
Weighted-average number of ordinary shares (diluted) at 31 December	200,312,250	197,971,371	183,521,938